Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2020
Discontinued Operations [Abstract]
Summary of Results and Cash Flows from Discontinued Operations

The results from discontinued operations for the quarter and six months ended June 30, 2019 are as follows:

	Quarter ended	Six months ended
	June 30, 2019	June 30, 2019
Revenues	$7,990	$13,959

Expenses
Cost of sales and other production expenses	3,289	6,511
Research and development expenses	1,868	3,589
Administration, selling and marketing expenses	545	1,094
Gain on foreign exchange	(149)	(156)
Finance costs	208	412
Net income from discontinued operations, net of tax of $nil	$2,229	$2,509

The cash flows from discontinued operations for the six months ended June 30, 2020 and 2019 are presented in the following table:

	June 30,	June 30,
Six months ended	2020	2019
Cash flows from in operating activities	$-	$1,056
Cash flows used in financing activities	-	(460)
Cash flows from (used) in investing activities	388	(486)
Net change in cash during the quarter	$388	$110
Net effect of currency exchange rate on cash	-	(44)
Net increase in cash generated by discontinued operations	$388	$66